Note 1 - Basis of Presentation and General Information (Details Textual)			12 Months Ended			114 Months Ended
	May 06, 2025 USD ($) shares	Mar. 30, 2023 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 shares	Apr. 17, 2025
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in shares) | shares						21,823,024
Common Stock, Shares, Outstanding (in shares) | shares			120,583,929			120,583,929
Number of authorized shares not disclosed			true
Net Assets | $	$ 699,239,000
Payments of Distributions to Affiliates | $			$ 100,000,000	$ 0	$ 0
Number of Container Vessels			69	68		69
Carrying Capacity of Vessels at Period End (TEU)			519,530	512,989		519,530
LIBERIA
Number of Subsidiaries			86			86
MARSHALL ISLANDS
Number of Subsidiaries			15			15
Company Incorporated Under Laws of Jersey [Member] | LIBERIA
Number of Subsidiaries			53			53
Company Incorporated Under Laws of Jersey [Member] | MARSHALL ISLANDS
Number of Subsidiaries			6			6
Company Incorporated Under Laws of Jersey [Member] | JERSEY
Number of Majority Owned Subsidiaries			1			1
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			629,496	1,579,810	2,340,720
Neptune [Member]
Business Acquisition, Percentage of Voting Interests Acquired		75.00%
Neptune [Member] | Common Stock [Member]
Business Acquisition, Percentage of Voting Interests Acquired		40.00%
Neptune [Member] | Preferred Stock [Member]
Business Acquisition, Percentage of Voting Interests Acquired		79.05%
Neptune [Member]
Investment, Agreed Amount | $		$ 200,000,000
Costamare Bulkers Holdings Limited (CBHL) [Member]
Number of Controlled Companies							67
Number of Controlled Companies, Dry Bulk Vessels Owned							38
Number of Controlled Companies, Dry Bulk Vessels Previously Owned or To-Be-Sold							17
Number of Controlled Companies, Dry Bulk Vessels To-Be-Acquired							12
Conversion of Stock, Shares Issued (in shares) | shares	5
Net Assets | $	$ 699,239
Payments of Distributions to Affiliates | $	100,000
Payment for Debt Extinguishment or Debt Prepayment Cost | $	$ 150,225
Costamare Shareholders [Member] | Costamare Inc. [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	24,022,218
Konstantakopoulos Family [Member]
Percentage Ownership			63.70%			63.70%
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			598,400